Law Offices of
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

July 26, 2010

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Voyageur Mutual Funds III
File No. 333-167200

Dear Sir or Madam:

     Filed herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement on Form N-14 (the “Registration Statement”) of Voyageur Mutual Funds III (the “Registrant”). The Amendment is being filed primarily to update pro forma financial statements in order to include information as of the fiscal year ended April 30, 2010 and to respond to other comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”). The Registration Statement is being filed to register Class A, Class B, Class C, Class R, and Institutional Class shares of the Delaware Select Growth Fund (the "Acquiring Fund”), a series of the Registrant, that will be issued to shareholders of Delaware Growth Equity Fund (formerly, Delaware American Services Fund) (the "Acquired Fund"), a series of Delaware Group Equity Funds III, in connection with the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement and will be voted on by shareholders of the Acquired Fund.

     In connection with the filing of the Amendment, the Registrant and its principal underwriter – Delaware Distributors, L.P. have filed a request to accelerate the effective date of the Registration Statement to July 26, 2010.

     The following documents have been filed with the SEC via EDGAR, and are incorporated by reference into the Registration Statement: (1) prospectus and statement of additional information for the Acquiring Fund dated August 28, 2009, as supplemented to date; (2) prospectus and statement of additional information for the Acquired Fund dated October 28, 2009, as supplemented to date; (3) annual report for the Acquiring Fund for the fiscal year ended April 30, 2010; (4) annual report for the Acquired Fund for the fiscal year ended June 30, 2009; and (5) semi-annual report for the Acquired Fund for the fiscal period ended December 31, 2009.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8553 or Ken Greenberg at (215) 564-8149.

Very truly yours,

/s/ Nicolas Lombo
Nicolas Lombo